Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (434)		$ (329)		$ (369)
Interest expense on leases	(124)		(113)		(112)
Early redemption charges	0		(5)		(15)
Others	(59)		(47)		(64)
Total interest and other financial expenses	$ (617)	[1]	$ (495)	[2]	$ (560)	[2]

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)